PROPERTY, PLANTS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY, PLANTS AND EQUIPMENT, NET

Composition:

	December 31,
	2011	2012
Cost:
Computers and equipment	16,972	31,771
Motor vehicles	578	641
Buildings	3,453	3,051
Leasehold improvements	11,582	15,393

	32,585	50,856
Accumulated depreciation:
Computers and equipment	9,209	21,807
Motor vehicles	243	352
Buildings	1,770	1,683
Leasehold improvements	2,198	5,555

	13,420	29,397

Depreciated cost	19,165	21,459

Depreciation expenses totaled $ 4,051, $ 4,260 and $ 5,500 for the years ended December 31, 2010, 2011 and 2012, respectively.